Subsequent Events: (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jan. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] Series A Preferred Stock [Member]	Oct. 31, 2014 Subsequent Event [Member] Private Placement [Member] Series A Convertible Preferred Stock [Member]	Nov. 01, 2014 Subsequent Event [Member] Employment Agreement [Member]	Oct. 09, 2014 Subsequent Event [Member] Separation Agreement [Member]	Oct. 31, 2014 Subsequent Event [Member] Separation Agreement [Member]	Nov. 01, 2014 Non-Qualified Stock Options [Member] Subsequent Event [Member] Employment Agreement [Member]	Dec. 31, 2013 NBIs Vice President - Regulatory Affairs [Member] Subsequent Event [Member]	Dec. 31, 2013 NBIs Vice President - Commercial Operation [Member] Subsequent Event [Member]	Dec. 31, 2013 NBIs Vice President - Chief Medical Officer [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	50,000											31,250	250,000	75,000	100,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 1.54		$ 1.71								$ 0.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%											20.00%
Reimbursement Of Business Expenses											$ 2,684
Payment Of Lump Sum Amount											233,000
Reimbursement Of Medical Insurance											2,974
Reimbursement Of Attorneys Fees											17,000
Annual Salary Providing Under Agreement	180,000									325,000
Annual Bonus Providing Under Agreement										102,083
Targeted Bonus Percentage Of Base Salary	25.00%									50.00%				20.00%	35.00%	35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													5 years
Accrued Unused Vacation											25,478
Monthly Bonus Providing Under Agreement										8,507
Conversion of Stock, Shares Converted							149,000	149,000	989,000
Conversion of Stock, Shares Issued			304,515	0					989,000
Officers' Compensation														195,000	210,000	210,000
Sale of Stock, Price Per Share			$ 5.00		$ 5.00									$ 1.76	$ 1.76	$ 1.76
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage														20.00%	20.00%	25.00%
Contractual Obligation						465,000
Repayments Of Obligation Debt						358,470
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year						$ 106,530
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					9 years 7 months 20 days									10 years	10 years	10 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period														5 years	5 years	4 years